Litigation - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Jul. 31, 2012 Cases	Oct. 31, 2011 Plaintiff	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Number of plaintiffs | Plaintiff		2
Case dismissed date			2012-05
Case revised decision date			2013-05
Additional lawsuits | Cases	2